February 1, 2018

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUS

(funds with Standish, TBCAM and/or Mellon Capital as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus, and funds that invest in underlying funds with Standish, TBCAM and/or Mellon Capital as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus)

Effective January 31, 2018, Dreyfus-affiliated investment management firms Standish Mellon Asset Management Company and The Boston Company Asset Management, LLC combined with Mellon Capital Management Corporation to form a specialist multi-asset investment manager to be known as BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA).

BNY Mellon AMNA, a registered investment adviser, is an indirect wholly-owned subsidiary of BNY Mellon with its principal office located at BNY Mellon Center, One Boston Place, Boston, MA 02108.  BNY Mellon AMNA's predecessor investment management firms had aggregate assets under management of approximately $575 billion, as of December 31, 2017.

BNYM-ROSTK-0218

February 1, 2018

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

(funds with Standish, TBCAM and/or Mellon Capital as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus, and funds that invest in underlying funds with Standish, TBCAM and/or Mellon Capital as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus)

Effective January 31, 2018, Dreyfus-affiliated investment management firms Standish Mellon Asset Management Company and The Boston Company Asset Management, LLC combined with Mellon Capital Management Corporation to form a specialist multi-asset investment manager to be known as BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA).

RO-SAISTK-0218